UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     November 11, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $393,175 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                         FORM 13F

                                                      INFORMATION TABLE
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ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUSPHERE INC                  COM              00511R870    11045  2030298 SH       SOLE                  2030298
CATALYTICA ENERGY SYS INC      COM              148884109     3823  2730700 SH       SOLE                  2730700
DIME BANCORP INC NEW           *W EXP 99/99/999 25429Q110     1953 12205589 SH       SOLE                 12205589
NEWS CORP                      CL B             65248E203    68030  4123000 SH       SOLE                  4123000
NEWS CORP                      CL A             65248E104   132531  8501000 SH       SOLE                  8501000
NTL INC DEL                    COM              62940M104    13373   200200 SH       SOLE                   200200
OMNOVA SOLUTIONS INC           COM              682129101    35397  8100000 SH       SOLE                  8100000
QLT INC                        COM              746927102     6170   804400 SH       SOLE                   804400
RADVISION LTD                  ORD              M81869105    48451  3544300 SH       SOLE                  3544300
STARWOOD HOTELS&RESORTS WRLD   NOTE  3.500% 5/1 85590AAJ3    47730 40750000 PRN      SOLE                 40750000
TELEWEST GLOBAL INC            COM              87956T107     2295   100000 SH       SOLE                   100000
USA MOBILITY INC               COM              90341G103     8620   319500 SH       SOLE                   319500
VIAD CORP                      COM NEW          92552R406    13757   503000 SH       SOLE                   503000